Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Statement of compliance
2.1.1 Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were prepared by the Executive Board and were approved and authorized for issuance in accordance with a resolution of the Board of Directors on April 30, 2025.
Basis of measurement
2.1.2 Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated. All amounts disclosed in the consolidated financial statements are presented in thousands of euros (€), unless otherwise indicated.
The Company cannot be considered a separate entity acting in its own right for the period prior to the completion of the BCA, and the economic substance of its incorporation and the holding of the shares of Allego Holding constitutes a capital reorganization of the Group subsequent to the completion of the BCA and to aid with integrating new investors. Consequently, management has concluded that Allego should recognize in its consolidated financial statements the net assets of Allego Holding and subsidiaries as per their preceding carrying amounts, and that comparative information should be represented, as the consolidated financial statements of the Company and its subsidiaries are a continuation of those of Allego Holding and its subsidiaries.
Therefore, the comparable consolidated financial statements for the prior period from January 1, 2022, until March 16, 2022 represent the consolidated financial statements of Allego Holding and its subsidiaries.

Going concern and impact of volatility in energy prices, liquidity forecasts
2.2. Going concern assumption and financial position
Going concern
The accompanying consolidated financial statements of the Group have been prepared assuming the Group will continue as a going concern. The going concern basis of presentation assumes that the Group will continue in operation for a period of at least one year after the date these financial statements are issued and contemplates the realization of assets and the settlement of liabilities in the normal course of business. See further discussion below.
Impact of volatility in energy prices
The Group provides electricity directly through its own chargers and needs to procure this energy from the power markets in Europe. The Group obtains energy through contracts with power suppliers or through direct sourcing on the power market.. The Group has entered into medium and long-term power purchase agreements with renewable power generators to mitigate the future negative impact of increased energy costs. This has allowed the Group to fix the price of a portion of energy purchased.
During 2024, electricity prices remained relatively stable. In previous years, notably 2022, the Group increased its prices as a result of the increase in input prices relating to the Ukraine war. Despite the historical increase in prices, the Group experienced improved utilization rates, indicating a relatively high degree of demand inelasticity by customers and enabling predictable margins on charging revenues.
Liquidity forecasts
Management prepares detailed liquidity forecasts and monitors cash and liquidity forecasts on a continuous basis. In assessing the going concern basis of preparation of the consolidated financial statements, management estimated the expected cash flows until June 30, 2026, incorporating current cash levels, remaining convertible bond proceeds, revenue projections, detailed capital expenditures, operating expense budgets, interest payment obligations, and working capital projections, as well as compliance with covenants, potential future equity raises, and availability of other financial funding from banks and shareholder. The Group invests in new stations, chargers, grid connections, and potential business acquisitions only if the Group has secured financing for such investments.
Management has performed an analysis of its liquidity forecast until June 30, 2026 and prepared a scenario that assumes capital expenditure levels based on the currently available funds, the remaining convertible bond proceeds, as well as revenue inflows derived from operations.
Under this scenario, the Group is forecasted to have sufficient available cash and liquidity. The key assumptions in the analysis are related to the utilization rates of charging stations and the roll out of new chargers. Sensitivities and stress test scenarios show that the Group has sufficient available cash and liquidity. However, the Group is forecasted to have a breach of its drawstop event tests at June 30, 2025, and the drawstop event tests and the financial covenants (interest cover and leverage) at December 31, 2025 which could lead to the loan becoming immediately due and payable. The Company is planning to use the equity cure funds for the June 30, 2025 financial covenant test as the renewed facility allows for two consecutive testing periods to remediate financial covenants.
As a result of management’s forecasted breach of its existing covenants, there is a material uncertainty upon the Group’s ability to continue as a going concern, and therefore, whether the Group will realize its assets and settle its liabilities in the ordinary course of business at the amounts recorded in the financial statements.
The Group is in discussions with its lenders with respect to an amendment to the drawstop event tests and the financial covenants and, on the basis of the commitment of the convertible bond proceeds, and believes that the lenders will agree to the amendment such that there is no default on its facilities as at 30 June 2025 and 31 December 2025. For further details, reference is made to Note 34.
The Company holds alternate options to mitigate the uncertainties related to the facilities and the potential breach of its covenants including:
•refinancing the facilities.
•obtaining additional shareholder funding, and / or
•funding operations through special purpose vehicles (i.e. asset companies) with external parties.

The Group may not be able to negotiate on acceptable terms, or at all. If the Group is unable remedy the potential breach of its covenants, financial position and cash flows would be adversely affected and may no longer be able to operate as a going concern.
Although the expectation for the coming year is that the Company will continue to have net losses, breach its covenants and make additional investments, its cash flows from operations and funding received is expected to be sufficient for more than the next 12 months from the issuance of these consolidated financial statements, based on the Group’s forecast and the remediation options available. Therefore, the consolidated financial statements have been prepared under the assumption that the Group operates on a going concern basis.
The financial statements do not contain any adjustments that would result if the Group and Company were unable to continue as a going concern.

Basis of consolidation
2.3. Basis of consolidation
Subsidiaries are all entities over which the Group has control. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:
•power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);
•exposure, or rights, to variable returns from its involvement with the investee;
•the ability to use its power over the investee to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
•the contractual arrangement(s) with the other vote holders of the investee;
•rights arising from other contractual arrangements;
•the Group’s voting rights and potential voting rights.
The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income are attributed to the equity holders of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and statement of financial position respectively.
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.
The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in equity and attributed to the equity holders of the Company.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities and non-controlling interest, while any resultant gain or loss is recognized in profit or loss. Amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any retained interest in the entity is remeasured to its fair value, with the change in the carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequent accounting for the retained interest as an associate, joint venture or financial asset.
Associates are all entities over which the Group has significant influence but not control or joint control. Investments in associates are accounted for using the equity method and are initially recognized at cost, including any potential transaction costs, as of the date the significant influence was obtained. Subsequently, the Group’s share of the profit or loss and other comprehensive income/(loss) of the associates is included in the consolidated financial statements until the date on which the significant influence ceases. As at December 31, 2024, the Group has one associate (December 31, 2023: one, December 31, 2022: one).
The Group discontinues applying the equity method when the investment in associates is reduced to zero. Accordingly, additional losses are not recognized unless the Group has guaranteed certain obligations of the associates. When the associates subsequently report net income, the Group resumes applying the equity method but only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

Principles for the consolidated statement of cash flows
2.4. Principles for the consolidated statement of cash flows
The consolidated statement of cash flows is prepared based on the indirect method. The consolidated statement of cash flows distinguishes between cash flows from operating, investing and financing activities. The cash items disclosed in the statement of cash flows comprise cash at bank, cash in hand, deposits held at call with financial institutions, and bank overdrafts when they are considered an integral part of the Group’s cash management.
Cash flows denominated in foreign currencies have been translated at average exchange rates. Exchange differences on cash and cash equivalents are shown separately in the consolidated statement of cash flows. The Group has chosen to present interest paid as cash flows from operating activities and interest received as cash flows from investing activities.
The Group has classified the principal portion of lease payments within cash flows from financing activities and the interest portion within cash flows from operating activities.

Foreign currency translation
2.5. Foreign currency translation
2.5.1 Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in euros (€), which is the Company’s functional and presentation currency.
2.5.2 Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates, are recognized in the consolidated statement of profit or loss. All foreign exchange gains and losses are presented in the consolidated statement of profit or loss, within finance income/(costs).
Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
2.5.3 Translation of foreign operations
The results and financial position of foreign operations that have a functional currency different from the presentation currency of the Group are translated into the presentation currency as follows. Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position. Income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. All resulting exchange differences are recognized in the consolidated statement of comprehensive income and accumulated in a foreign currency translation reserve, as a separate component in equity (attributed to non-controlling interests as appropriate).
When a foreign operation is sold, the associated exchange differences are reclassified to the consolidated statement of profit or loss, as part of the gain or loss on sale.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate. Exchange differences arising are recognized in the consolidated statement of comprehensive income.
New and amended standards
2.6. New and amended standards
2.6.1 New and amended standards adopted by the group
A number of amended standards have been published by the IASB and are effective as of January 1, 2024, The Group did not have to change its accounting policies or make retrospective adjustments as a result of applying these standards and amendments because these amended standards do not have a material effect on the Group's consolidated financial statements for the year ended December 31, 2024:
•Amendments to IAS 1 - Classification of Liabilities as Current or Non-current. The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively in accordance with the normal requirements of IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. This standard does not have an impact on the classification of the Group's liabilities within the consolidated financial statements.
•Amendments to IAS 1 - Non -current liabilities with covenants. The Group assessed the impact of this amendment and updated its consolidated financial statements accordingly.
•Amendment to IFRS 16 – Lease Liability in a Sale and Leaseback. This standard does not have an impact on the Group's consolidated financial statements because the Group does not have transactions of sale and leaseback.
•Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements. This standard does not have an impact on the Group's consolidated financial statements because the Group does not have any supplier finance agreements.
2.6.2 New standards and interpretations not yet adopted
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
IFRS 18 – Presentation and Disclosure in the Financial Statements
The standard was issued in April 2024 to supersede IAS 1 Presentation of Financial Statements. IFRS 18 is applicable to annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. IFRS 18 introduces, among others, new requirements for presentation within the Consolidated statement of profit or loss, including specified totals and subtotals. Even though the new standard will not impact the recognition and measurement of items in the financial statements, the new standard requires entities to include additional defined subtotals to the Consolidated statement of profit and loss, disclosures about management-defined performance measures and is adding new principles for aggregation and disaggregation of information. Management will start with the impact assessment in 2025.
Other new and amended standards and interpretations
The following new and amended standards have been published by the IASB and will become effective on or after January 1, 2025:
•Amendments to IAS 21 - Lack of Exchangeability
•Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments
•Amendments to IFRS 9 and IFRS 7 - Contract referencing Nature-dependent Electricity
•IFRS 19 - Subsidiaries without Public Accountability: Disclosures
•Annual Improvements to IFRS Accounting Standards (Volume 11)
In December 2024, the IASB issued amendments to IFRS 9 and IFRS 7 regarding contracts referencing nature-dependent electricity. These amendments clarify the application of the ‘own use’ exception and hedge accounting for contracts where the amount of electricity generated is influenced by uncontrollable natural factors, such as wind or solar conditions. The amendments provide guidance on assessing whether physical power purchase agreements (PPAs) qualify for the ‘own use’ exception and introduce new disclosure requirements for these contracts. Key changes to the 'own use' exception under IFRS 9 include new application guidance and qualifying criteria for physical PPAs. To qualify, the contract must require purchasing and taking delivery of generated electricity, expose the entity to buying electricity it can't use, and necessitate selling unused electricity due to market conditions. The entity must also show it's historically been and expects to remain a net purchaser of electricity.
The amendments are effective for annual periods beginning on or after 1 January 2026, with early adoption permitted. Based on a preliminary analysis performed, it is anticipated that there will be no significant impact on the classification of current PPA contracts. The Group expects to adopt the amendments when they become effective.
For the remaining standards, the Company does not expect to have an impact on the Group’s consolidated financial statements, but will evaluate any additional disclosure requirements, as applicable.

Segment reporting
2.7.1 Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker ("CODM"), who is responsible for assessing the performance of the operating segments and allocating resources, has been identified as the Executive Board of the Group.
Goodwill
2.7.2 Goodwill
In a business combination, goodwill is initially measured at cost (being the excess of the aggregate of the: consideration transferred, amount of non-controlling interests and the fair value of any previously interest held, over the fair value of the net identifiable assets acquired and liabilities assumed). After initial recognition, goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Refer to the accounting policies on impairment of non-financial assets (including goodwill) in Note 2.7.14.
On disposal of an entity, the associated goodwill is included in the carrying amount of the entity when determining the gains or losses on disposal.
Goodwill
The goodwill arisen from the acquisition of subsidiaries is included in the Group’s intangible assets. Please refer to Note 2.7.2 and Note 2.7.14 for details over the accounting policies applied in accounting for goodwill.

Revenue recognition
2.7.3 Revenue recognition
The Group recognizes revenue from the following activities:
•revenue from charging sessions;
•revenue from the sale of charging equipment to customers;
•revenue from installation services;
•revenue from the operation and maintenance of charging equipment owned by customers; and
•revenue from consulting services.
Charging sessions
Charging sessions reflect the revenues related to charging sessions at charging equipment owned by the Group. The Group acts as a charge point operator in public spaces, at consumers' homes and at companies' locations. The Group supplies electricity to owners and drivers of electric vehicles which use a charge card issued by a mobility service provider (“MSP”), credit card or a charging app to pay for these services. Charging revenue is recognized at the moment of charging, when the control of electricity is transferred to the customer. The Group is acting as a principal in charging transactions for charging equipment that is owned by the Group as it has the primary responsibility for these services and discretion in establishing the price of electricity.
The Group is considered an agent in charging transactions for charging equipment owned by third parties as the Group does not have control over electricity.
Sale of charging equipment
The Group enters into agreements with customers for the sale of charging equipment. These contracts are development contracts with customers under which the Group purchases and installs charging equipment at the relevant locations. The Group has determined that the sale and installation of the equipment constitute two distinct performance obligations since the integration of both performance obligations is limited, the installation is relatively straight-forward and these installation services can be provided by other suppliers as well. These separate performance obligations are both sold on a stand-alone basis and are distinct within the context of the contract. When the contract includes multiple performance obligations, the transaction price is allocated to each performance obligation based on the stand-alone selling prices. Where such stand-alone selling prices are not directly observable, these are estimated based on expected cost-plus margin.
Revenue from the sale of charging equipment is recognized at a point in time when control of the charging equipment is transferred to the customer. Depending on the terms and conditions of the contract, this can be:
•the moment when the customer has the legal title and the physical possession of the charging equipment once the delivery on premise takes place; or
•the moment when the customer has not taken physical possession of the charging equipment and the delivery on premise has not taken place, but the customer has requested the Group to hold onto the charging equipment, and has the ability to direct the use of, and obtain substantially all of the remaining benefits from the charging equipment.
Installation services
Revenue from installation of charging equipment is recognized over time. The Group uses an input method in measuring progress of the installation services. The input method is based on the proportion of contract costs incurred for work performed to date in proportion to the total estimated costs for the services to be provided. Management considers that this input method is an appropriate measure of the progress towards complete satisfaction of these performance obligations under IFRS 15. In case the Group cannot reliably measure progress of the installation services, the Group only recognizes revenue to the level of costs incurred.
The Group also sells charging equipment and installation services separately. In that event the same revenue recognition principles are applied as those applied for a combined sale of charging equipment and installation services.
Operation and maintenance of charging equipment
Service revenue from operation and maintenance (“O&M”) services of charging equipment owned by customers is recognized over time. Services include the deployment of the Group’s cloud-based platform to collect, share and analyze charging data as well as the maintenance of the site. Customers are invoiced on a monthly basis and consideration is payable when invoiced. The Group recognizes revenue from O&M services over time using an output method in measuring progress towards complete satisfaction of its performance obligations (straight lining the recognition of revenue over the period of the contract) as the Group believes this method faithfully depicts their performance. Any upfront billing and payments are accounted for as an advance payment.
Part of the O&M fees are variable and based on certain performance indicators related to the charging equipment, such as utilization. The Group recognizes variable consideration when the O&M fees occur.
The Group and a customer may enter into a development contract and an O&M contract at the same time. These contracts are not negotiated as a package and there are distinct commercial objectives and terms, the amount of consideration to be paid in one contract does not depend on the price or performance of the other contract and the goods or services promised in the contracts represent multiple performance obligations. Therefore, development and O&M contracts are treated as separate arrangements.
No significant element of financing is deemed present as the sales are made with a credit term of 30 days, which is consistent with market practice. Except for assurance type warranty provisions, the Group did not recognize an obligation to repair or warrant products or services as the Group does not provide any guarantee extension services.
Consulting services
The Group recognizes revenue from providing consulting services on research strategy and development of proprietary integrated tools taking the form of both software and/or hardware. Revenue from providing consulting services is recognized in the accounting period in which the services are rendered. Revenue is recognized over time using the input variable method as a measure of progress.
In the case of fixed-price contracts, the customer pays the fixed amount based on a payment schedule. If the services rendered by the Group exceed the payments, a contract asset is recognized. If the payments exceed the services rendered, a contract liability is recognized.
Contract assets
Fees associated with the development contracts are fixed and payable upon the achievement of milestones. If the services rendered by the Group exceed the payment, a contract asset is recognized. Contract assets are subject to an impairment assessment. Refer to the accounting policies on impairment of financial assets in Note 2.7.16.
Contract liabilities
A contract liability is recognized if a payment from the customer is received, and it precedes the satisfaction of a performance obligation by the Group. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).
Cost of sales
2.7.4 Cost of sales
Cost of sales represents the electricity cost for the charging revenues, which is billed to the Group by utility companies, including the electricity purchased under all PPA contracts, maintenance costs, depreciation expense related to charging equipment and charging infrastructure, and amortization expense related to the EV Cloud platform. Cost of sales related to development contracts consists of the cost of charging equipment and the third-party service cost for the installation services including the establishment of the grid connection. Cost of sales related to the O&M contracts mainly consists of the third-party service cost (such as costs incurred for monitoring the state of charging poles, cleaning of charging poles, data-related costs). These expenses are recognized in the period in which they are incurred.

Other income/(expenses)
2.7.5 Other income/(expenses)
The Group recognizes other income/(expenses) from the following sources:
•sale of CO2 tickets issued by government (for example, “HBE certificates” or hernieuwbare brandstofeenheden in the Netherlands and similar schemes in Germany and France);
•government grants;
•disposal of property, plant and equipment;
•disposal of intangible assets
•sublease rental income;
•fair value gains/(losses) on derivatives (power purchase agreements, purchase options);
•fair value gains/(losses) on preference shares derivatives and net gain/(loss) on sale of preference shares derivatives; and
•other items.
For CO2 tickets issued by governments IAS 20 Accounting for government grants and disclosure of government assistance is applicable. CO2 tickets are initially recognized at fair value as inventory (refer to the accounting policies on inventories in Note 2.7.15). Other income from the sale of CO2 tickets (for example, HBE certificates in the Netherlands and similar schemes in Germany and France) includes both the fair value gain on initial recognition and the gain or loss on the subsequent sale.
The accounting policy for government grants is disclosed in Note 2.7.6. The accounting policy for the disposal of property, plant and equipment is disclosed in Note 2.7.11. The accounting policy for sublease rental income is disclosed in Note 2.7.13, section “Group as a lessor”. The accounting policy for the fair value gains and losses on the purchase options derivatives is disclosed in Note 2.7.16.
Other items mainly relate to reimbursements that the Group has received from one of its suppliers for chargers.
Government grants
2.7.6 Government grants
Government grants are recognized where there is reasonable assurance that the grant will be received and that the Group will comply with all attached conditions. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, which it is intended to compensate, are expensed. Income from government grants is recorded in the consolidated statement of profit or loss as other income/(expenses).
When the grant relates to an asset, the carrying amount of the related asset is reduced with the amount of the grant. The grant is recognized in the consolidated statement of profit or loss over the useful life of the depreciable asset by way of a reduced depreciation charge.
Grants relating to assets relate to the Group’s chargers and charging infrastructure.
General and administrative expenses
2.7.7 General and administrative expenses
General and administrative expenses relate to the Group’s support function and mainly comprise employee benefits, depreciation of right-of-use assets, IT costs, housing and facility costs, travelling costs, fees incurred from third parties and other general and administrative expenses. General and administrative expenses are recognized in the consolidated statement of profit or loss when incurred.

Selling and distribution expenses
2.7.8 Selling and distribution expenses
Selling and distribution expenses relate to the Group’s sales function and mainly comprise employee benefits, amortization costs, marketing and communication costs, housing and facility costs, travelling costs and other selling and distribution expenses. Selling and distribution expenses are recognized in the consolidated statement of profit or loss when incurred.
Employee benefits
2.7.9 Employee benefits
Short-term employee benefits
Short-term employee benefits include wages, salaries, social security contributions, annual leave, including paid time-off, accumulating sick leave and non-monetary benefits and are recognized as an expense as the related services are provided by the employee to the Group. Liabilities for short-term employee benefits that are expected to be settled within twelve months after the reporting period are recorded for the amounts expected to be paid when the liabilities are settled.
Pensions and other post-employment obligations
Pension plans
The Group operates various pension plans, including both defined benefit and defined contribution plans, for its employees in the Netherlands, Belgium, Germany, Denmark, Norway and Sweden. To the employees in France, both pension plan and a statutory end-of-service benefit applies. The plans are generally funded through payments to insurance companies or trustee-administered funds as determined by periodic actuarial calculations.
Defined benefit plans
The liability or asset recognized in the consolidated statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.
The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation. In countries where there is no deep market in such bonds, the market rates on government bonds are used.
The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expenses in the consolidated statement of profit or loss.
Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income. They are included in accumulated deficit in the consolidated statement of changes in equity and in the consolidated statement of financial position.
Defined contribution plans
For defined contribution plans, the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.
Other long-term employee benefits
The Group operates a jubilee plan for certain employees in the Netherlands, for which the Group records a provision. The provision is measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period, using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service.
Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Interest cost is calculated by applying the discount rate to the expected future payments. This cost is recognized in the consolidated statement of profit or loss, within finance income/(costs).
Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognized in the consolidated statement of profit or loss.
Termination benefits
Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates: (a) when the Group can no longer withdraw the offer of those benefits; and (b) when the Group recognizes costs for a restructuring that is within the scope of IAS 37 and involves the payment of terminations benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to present value.

Share-based payment
2.7.10 Share-based payment
2.7.10.1 Second special fees agreement
A second share-based payment arrangement was provided to an external consulting firm via a second special fees agreement (the "Second Special Fees Agreement"). Information relating to this agreement which was originally between the Company’s immediate parent entity — Madeleine— and the consulting firm is set out in Note 11.2. In line with IFRS 2, the arrangement was classified as equity-settled. The fair value of the share-based payment arrangement granted under the Second Special Fees Agreement was recognized as an expense, with a corresponding increase in accumulated deficit as long as the agreement remained in place between Madeleine and the consulting firm. The Second Special Fees Agreement was novated from Madeleine to the Company on April 20, 2022 and as a result, the arrangement was classified as cash-settled. As such, the fair value of the share-based payment arrangement granted under the Second Special Fees Agreement was recognized as an expense, with corresponding movements in the provision recognized as part of the novation. The total amount to be expensed was determined by reference to the fair value of the share-based payment arrangement, including market performance conditions. The fair value excluded the impact of any service and non-market performance vesting conditions.
IFRS 2 requires the total expense to be recognized over the vesting periods, which are the periods over which all of the specified service and non-market vesting conditions are to be satisfied. For the Second Special Fees Agreement the expenses were recognized over the service periods (from the grant date until each forecasted equity injection, refer to Note 3.1.2). The Group shall revise its estimate of the length of the vesting periods, if necessary, if subsequent information indicates that the length of the vesting period differs from previous estimates. This may result in the reversal of expenses if the estimated vesting periods are extended. If the equity injections are not expected, the fair value will be adjusted downward as a reversal of the previously recognized expense.
2.7.10.2 Management Incentive Plan
The share-based payment arrangement that was in place until December 31, 2023 related to the Management Incentive Plan (“MIP”). This plan included two types of options that could have been issued to the key management personnel: the grant options and the performance options. The options issued under the plan were classified as equity-settled share-based payment transactions, as the settlement with the participants shall be made using the company’s shares, as such they fall in scope of IFRS 2 Share-based Payment from the perspective of the Group and accounted for in the Group’s consolidated financial statements.
The grant date fair value of grant options (options subject to the expiry of a blocking period) was recognized as an operating expense with a corresponding increase in accumulated deficit. The fair value was determined at the grant date and the total expense was recognized immediately since the participants are not required to complete a specified period of service period before becoming unconditionally entitled to these equity instruments.
The grant date fair value of the performance options (options subject to predefined performance conditions and the expiry of the blocking period) was recognized as an operating expense with a corresponding increase in accumulated deficit. The fair value was determined at the grant date and the total expense was recognized over the relevant service period. For the year ended December 31, 2024 there was no expense recognized in relation to the MIP. Refer to note 11.3 for further details of this plan.

2.7.10.3 Long-Term Incentive Plan
The share-based payment arrangement in place related to the Long-Term Incentive Plan ("LTIP") qualifies as equity settled share-based payments in accordance with IFRS 2. As mentioned in Note 11.4, as part of Allego´s incentive plans, certain eligible members of the Board of Directors, Executive Committee and employees were granted Restricted Stock Units ("RSUs"), performance based share options ("LTIP Performance Options"), Company ordinary shares ("IPO Grant Shares"), special options ("LTIP Special Options") and sign-on options ("LTIP Sign-on Options"), based on the Company's internal performance evaluation framework.
The grant date fair value is recognized as an operating expense with a corresponding increase in accumulated deficit. The fair value is determined at the grant date and the total expense is recognized over the vesting period, being the period over which all of the specified vesting conditions are satisfied. For all awards the service period is concluded to start on the date when there was a valid expectation of an award and a corresponding obligation by the Group. The RSUs awarded to employees and the LTIP Performance Options awarded to executive officers are recognized over the relevant service period (three years for RSUs to employees and two to three years for LTIP Performance Options starting from grant date). The RSUs awarded to eligible members of the board of directors and LTIP Sign-on Options are recognized over time over the relevant service period of one year starting from the grant date. At the end of each reporting period, the Group revises the expense for the services received based on the vesting conditions. The impact is recognized in the consolidated statement of profit or loss with the corresponding increase in accumulated deficit.
The RSUs, LTIP Performance Options, IPO Grant Shares, LTIP Special Options and LTIP Sign-on options do not include any market conditions or non-vesting conditions that should be included in their fair value. The grant date fair value remains the same over time.
When the RSUs and options awards are vested, the Group transfers the appropriate number of shares to employees. Where awards are forfeited due to a failure by the employee to satisfy the service conditions, any expenses previously recognized in relation to such shares are reversed effective from the date of the forfeiture. In case of awards to a good leaver for which vesting conditions are not satisfied during the vesting period, failure to satisfy the conditions is treated as a cancellation with immediate recognition of any expense that were not previously recognized. Where an award is designated as a replacement award, any incremental fair value must be recognized over the vesting period of the replacement award. The incremental fair value is the difference between the fair value of the original award and that of the modified award, both measured at the date of modification.
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model and making assumptions about them. As the exercise price applicable to the LTIP Performance Options, RSUs, IPO Grant Shares, LTIP Special Options, LTIP Sign-on Options under the LTIP is negligible, no specific option-pricing models are used by the Company for these awards. The fair value of the awards granted under these plans is determined by reference to the fair value of the Company’s share at the grant date. At the end of each period, the Group revises its estimates of the number of LTIP Performance Options that are expected to vest based on the service conditions and non-market conditions. It recognizes the impact of the revision to original estimates, if any, in operating expenses, with a corresponding adjustment to accumulated deficit.

Property, plant and equipment
2.7.11 Property, plant and equipment
Property, plant and equipment are initially recorded in the consolidated statement of financial position at their cost. For property, plant and equipment acquired from third parties this is the acquisition cost, including costs that are directly attributable to the acquisition of the asset. For internally constructed assets, cost comprises direct costs of materials, labor and other direct production costs attributable to the construction of the asset. Each item of property, plant and equipment is subsequently stated at historical cost less accumulated depreciation and accumulated impairment, if any.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the consolidated statement of profit or loss during the reporting period in which they are incurred.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the asset’s use or disposal. Any gain or loss arising on the disposal or retirement of the asset (determined as the difference between the net disposal proceeds and the carrying amount of the asset) is recorded in the consolidated statement of profit or loss when the asset is derecognized, within other income/(expenses). Occasionally, the Group sells its own chargers and/or charging equipment to a customer. In that case, the carrying value of the disposed assets are recorded within cost of sales. The proceeds of such transactions are recorded within revenue from the sale of charging equipment.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Depreciation methods and periods
The Group depreciates its property, plant and equipment using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives. Leasehold improvements are depreciated over the shorter of their lease term and their estimated useful lives. The estimated useful lives used are as follows:

Asset class	Useful life
Chargers and charging infrastructure	7 – 10 years
Other fixed assets	3 – 10 years
Assets under construction	Not depreciated
Other fixed assets mainly comprise leasehold improvements, office equipment, IT assets and other fixed assets.
The residual values, useful lives and depreciation methods are reviewed at the end of each reporting period and adjusted prospectively, if appropriate.
Intangible assets
2.7.12 Intangible assets
The Group’s intangible assets consist of software, customer relationships and goodwill. Software comprises the Group’s internally developed EV Cloud platform and software purchased from third parties. Customer relationships, software and goodwill resulted from the acquisition of MOMA business combination as detailed in Note 4.
Internally developed software
Internally developed software comprises the Group’s internally developed EV Cloud platform. Its cost consists of the development cost that are directly attributable to the design and testing of the EV Cloud platform, which is controlled by the Group.
Development costs are capitalized as software if the following criteria are met:
•It is technically feasible to complete the software so that it will be available for use.
•Management intends to complete the software and use or sell it.
•There is an ability to use or sell the software.
•It can be demonstrated how the software will generate probable future economic benefits.
•Adequate technical, financial and other resources to complete the development and to use or sell the software are available.
•The expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software include direct costs of labor and other direct production costs attributable to the development of the software.
Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use over its estimated useful life of three years. Following initial recognition, internally developed software is carried at cost less any accumulated amortization and accumulated impairment losses.
In determining the development costs to be capitalized, the Group estimates the expected future economic benefits of the software (component) that is the result of the development project. Furthermore, management estimates the useful life of such software (component). The Group estimates the useful life of the development costs to be at three years based on the expected lifetime of the software (component). However, the actual useful life may be shorter or longer than three years, depending on innovations, market developments and competitor actions.
Research expenditure and development expenditure related to software that do not meet the criteria above are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.
Software and licenses purchased from third parties
Software and licenses purchased from third parties comprises software and licenses for the use of platforms from third parties. Software and licenses purchased from third parties are measured on initial recognition at cost. Cost comprises the purchase price and directly attributable costs of preparing (i.e., tailoring) the software or platform for its intended use by the Group. Following initial recognition, software and licenses purchased from third parties are carried at cost less any accumulated amortization and accumulated impairment losses. Software and licenses purchased from third parties are amortized over its useful life or the duration of the license, as applicable.
Customer relationships
The customer relationships were acquired as part of the acquisition of MOMA business combination (see Note 4 for details). They were recognized at their fair value at the date of acquisition and were subsequently carried at cost less accumulated amortization and accumulated impairment losses. Customer relationships were amortized on a straight-line basis over its useful life. At December 31, 2024, the future economic benefits expected to arise from the customer relationships use was estimated to €nil, due to the loss of MOMA key customers for whom customer relationships were previously recognized as assets. As such, customer relationships were fully impaired and derecognized. Please refer to Note 16 for details over the impairment and derecognition of intangible assets.
Amortization methods and periods
The Group amortizes intangible assets with a finite useful life using the straight-line method to allocate their cost over their estimated useful lives. The estimated useful lives used are as follows:

Asset class	Useful life
Software – Internally developed software	3 years
Software and licenses	1 – 25 years
The useful lives and amortization methods are reviewed at the end of each reporting period and adjusted prospectively, if appropriate.

Leases
2.7.13 Leases
Group as a lessee
The Group leases office buildings, cars, software, land permits and other assets. Other assets comprise office furniture. Rental contracts are typically agreed for fixed periods of several years. The contractual lease term of office buildings is typically set at five years but may have extension options as described below. The contractual lease term of cars is set at four years, where extensions are unusual. Software relates to the right of use of a third-party supplier’s application software. The contractual lease term of software is set at five years with a two-year extension option. The contractual lease term of land permits is set between 10 years and 15 years, where extension is depended on future performance of the sites.
Contracts may contain both lease and non-lease components. The Group has elected not to separate lease and non-lease components for all identified asset classes and instead accounts for these as a single lease component.
Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Determining the right-of-use asset and lease liability
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:
•fixed payments (including in-substance payments), less any lease incentives receivable;
•variable lease payments that are based on an index or rate, initially measured using the index or rate as at the commencement date;
•amounts expected to be payable by the Group under residual value guarantees;
•the exercise price of a purchase option if it is reasonably certain that the Group will exercise that option; and
•payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the lease liability.
The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.
Lease payments are allocated between principal and finance cost. The finance cost is charged to the consolidated statement of profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the lease liability for each period.
Right-of-use assets are measured at cost comprising the following:
•the amount of the initial measurement of the lease liability;
•any lease payments made at or before the commencement date less any lease incentives received;
•any initial direct costs, and
•restoration costs.
Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain that it will exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.
The right-of-use assets are also subject to impairment and are allocated to the cash-generating unit to which these assets relate. Refer to the accounting policy for impairment of non-financial assets, which is disclosed in Note 2.7.14.
Discount rate
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions. To determine the incremental borrowing rate, the Group uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Group and makes adjustments specific to the lease (e.g., term, country, currency and security).
Leases of low-value assets and short-term leases
Low-value assets comprise small items of office furniture. The Group has not applied the practical expedient to recognize leases of low-value assets on a straight-line basis as an expense in the consolidated statement of profit or loss.
Short-term leases are leases with a lease term of twelve months or less without a purchase option. The Group has short-term building and car leases. The Group has applied the practical expedient to recognize short-term building leases, but not for short-term car leases, on a straight-line basis as an expense in the consolidated statement of profit or loss.
Lease term
Extension and termination options are included in a number of office buildings, software, car leases and land permits across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor.
In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not to exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if it is reasonably certain that the lease will be extended (or not terminated).
For leases of offices and land permits, the following factors are normally the most relevant:
•If there are significant penalty payments to terminate (or not to extend), it is typically reasonably certain that the Group will extend (or not terminate).
•If any leasehold improvements are expected to have a significant remaining value, it is typically reasonably certain that the Group will extend (or not terminate).
•Otherwise, the Group considers other factors including historical lease durations and the costs and business disruption required to replace the leased asset.
The lease term is reassessed if an option is actually exercised (or not exercised) or the Group becomes obliged to exercise (or to not exercise) it. The assessment of reasonable certainty is only revised if a significant event or a significant change in circumstances occurs, which affects this assessment, and that is within the control of the lessee.
Management applied its best estimate on the execution of renewal options and termination options, taking into account business practices within the Group in order to estimate the lease term.
The Group took contractual provisions and legal frameworks into account. In doing so, it applied legal and contractual renewal terms for leases and took into account break options (provided by contractual provisions and/or legal frameworks) in determining estimated lease terms. Lease terms at the end of their term are reviewed one year in advance to assess if a new term should be added.
For all eight office leases the extension options have not been included in the lease liability, because the leases either have a significant remaining non-cancellable lease term or the Group is contemplating whether that office will be suitable for the Group’s operations.
For all land permit leases, the extension options have not been included in the lease liability, because the leases either have a significant remaining non-cancellable lease term or it is not reasonably certain that the Group will extend these leases. The extension is dependent on future performance of the sites.
The determined remaining lease terms per December 31, 2024 vary in ranges of 1 up to 15 years for land permits, 1 up to 12 years for offices and other assets, and 1 up to 4 years for cars and software.
Group as a lessor
When the Group acts as a lessor, it determines at lease commencement whether each lease is a finance lease or an operating lease. To classify each lease, the Group makes an overall assessment of whether the lease transfers to the lessee substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, the lease is classified as a finance lease. If this is not the case, the lease is classified as an operating lease.
As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset and whether, at the inception date, the present value of the lease payments amounts to at least substantially all of the fair value of the underlying asset.
If an arrangement contains lease and non-lease components, the Group applies IFRS 15 Revenue from Contracts with Customers to allocate the consideration in the contract.
When the Group is an intermediate lessor, it accounts for its interests in the head-lease and the sublease separately. It assesses the lease classification of a sublease with reference to the right-of-use asset arising from the head-lease, not with reference to the underlying asset.
Operating subleases
The Group subleases some of its leased office buildings to third parties. The contractual term of subleases of office buildings is typically set at three years but is in no event longer than the lease term of the head-lease.
Subleases may have extension and/or termination options that are typically exercisable only by the lessee and not by the Group. All subleases of the Group’s leased office buildings are classified as operating subleases.
The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of other income/(expenses).
Impairment of non-financial assets (including goodwill)
2.7.14 Impairment of non-financial assets (including goodwill)
The Group assesses at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, the Group estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets (“cash-generating units”). An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. Impairment losses are recognized in the consolidated statement of profit or loss in expense categories consistent with the function of the impaired asset.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples or other available fair value indicators.
An assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of profit or loss.
Impairment of goodwill
Goodwill impairment testing is performed annually or more frequently if indicators of potential impairment exist, which includes evaluating qualitative and quantitative factors to assess the likelihood of an impairment. These indicators include changes in the business climate, changes in management, legal factors, operating performance indicators or sale of disposal of the acquired business. The Group allocates goodwill to a group of CGU’s for the purpose of impairment testing based on such CGU's being expected to benefit from the business combination in which the goodwill arose. This group of CGU's is the lowest level at which goodwill is monitored for internal management purposes. Goodwill is allocated and monitored by Allego at the level of the operating segment, which is the Company as a whole.
The carrying amount of goodwill is compared with the recoverable amount of the group of CGU’s it was allocated to, which is the higher of the group of CGU’s value in use and its fair value less cost to sell. For the goodwill impairment analysis the fair value less costs of disposal has been determined based on the market capitalization of the business using the tender price of Meridiam’s offer at July 30, 2024. The impairment assessment was performed for the year ended December 31, 2024, resulting in a sufficient headroom (refer to Note 16 for details), as such, no impairment was identified.
Impairment of other intangible assets
During the year ended December 31, 2024 impairment indicators were identified for customer relationships and software acquired as part of the acquisition of MOMA business combination (see Note 4 for details). The carrying amount of the intangible assets was compared with the recoverable amount estimated to € nil, due to the loss of MOMA key customers for whom customer relationships and software were previously recognized as assets. As such the customer relationships and software were fully impaired and derecognized. Please refer to Note 16 for details over the impairment and derecognition of intangible assets.
No impairment indicators were identified for other intangible assets.

Inventories
2.7.15 Inventories
Finished products and goods for resale
Inventories of finished products and goods for resale are stated at the lower of cost and net realizable value. Costs are assigned to individual items of inventory on the basis of weighted average costs. Costs of purchased inventory are determined after deducting rebates and discounts.
Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.
CO2 Tickets (for example, HBE certificates in the Netherlands and similar schemes in Germany, France and Belgium)
The Group recognizes the CO2 Tickets issued by government (for example, HBE certificates in the Netherlands and similar schemes in Germany, France and Belgium).
The Group's policy is to sell the CO2 Tickets received from the government in the ordinary course of business. These CO2 Tickets are initially recognized when the underlying electricity volumes are sold to charging customers, because at this point in time would be reasonably certain that these certificates will be received. These CO2 Tickets are initially measured at fair value, which is the initial cost of the certificates. Upon initial recognition of the certificates, the Group records a corresponding gain in other income/(expenses). They are subsequently stated at the lower of cost and net realizable value. Costs are assigned on an individual basis. Net realizable value is the average market price available at closing of the period less the estimated costs necessary to make the sale, considering the existing sales contracts. The sale of CO2 Tickets is recognized based on the agreements between the Group and the buyers. The Group recognizes the income from sale of CO2 Tickets when the control is transferred to the buyer because at this point in time the performance obligation is satisfied.
Financial instruments
2.7.16 Financial instruments
The Group recognizes a financial asset or financial liability in its consolidated statement of financial position when the Group becomes a party to the contractual provisions of the financial instrument.
Financial assets
Classification
The Group classifies its financial assets in the following measurement categories:
•those to be measured subsequently at fair value through other comprehensive income with recycling of cumulative gains and losses – debt instruments (“FVOCI – debt instruments”);
•those to be measured subsequently at fair value through other comprehensive income with no recycling of cumulative gains and losses upon derecognition – equity instruments (“FVOCI – equity instruments”);
•those to be measured subsequently at fair value through profit or loss (“FVPL”); and
•those to be measured at amortized cost.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.
In order for a financial asset to be classified and measured at amortized cost or FVOCI, it needs to give rise to cash flows that are “solely payments of principal and interest (“SPPI”)” on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows, while financial assets classified and measured at FVOCI are held within a business model with the objective of both holding to collect contractual cash flows and selling. Financial assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL.
The Group reclassifies debt investments when and only when its business model for managing those assets changes.
Initial measurement
With the exception of trade receivables that do not contain a significant financing component, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at FVPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in the consolidated statement of profit or loss.
Trade receivables
Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 days and are therefore all classified as current. Trade receivables are recognized initially at the transaction price, unless they contain significant financing components, when they are recognized at fair value.
Subsequent measurement
Financial assets at amortized cost
Financial assets at amortized cost are subsequently measured using the effective interest (“EIR”) method and are subject to impairment. Gains and losses are recognized in the consolidated statement of profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost include cash and cash equivalents, trade receivables, other receivables and pledged bank balances included under current and non-current other financial assets.
Financial assets at FVOCI — debt instruments
For debt instruments at FVOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the consolidated statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in the consolidated statement of comprehensive income (“OCI”). Upon derecognition, the cumulative fair value change recognized in OCI is recycled to the consolidated statement of profit or loss.
The Group does not have debt instruments at FVOCI.
Financial assets at FVOCI – equity instruments
The Group measures all equity investments at fair value. Where the Group has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to the consolidated statement of profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in the consolidated statement of profit or loss as other income/(expenses) when the Group’s right to receive payments is established.
The Group’s investments in equity securities at FVOCI relate to an investment in a private company that provides distributed demand response products, which enable households to achieve energy savings. The Group has elected to present fair value gains and losses related to this equity investment in OCI, as investing in (equity) securities is not the main activity of the Group and the objective of the investment is not to hold it for trading purposes.
Financial assets at FVPL
Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognized in the consolidated statement of profit or loss.
This category includes interest cap derivatives which are included under non-current other financial assets. In 2022, the Group also had purchase options derivatives which were included under current other financial assets and preference shares derivatives which were included under non-current other financial assets.
Impairment
The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
Trade receivables and contract assets
The Group applies the IFRS 9 simplified approach to measuring ECLs which uses a lifetime expected loss allowance for all trade receivables and contract assets (if present). To measure the ECLs, trade receivables and contract assets are grouped based on shared credit risk characteristics and the days past due. If present, the contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade receivables for the same types of contracts. The Group has therefore concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets.
The Group considers a financial asset in default when contractual payments are 60 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Derecognition of financial assets
Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.
Financial liabilities
Classification
The Group classifies its financial liabilities in the following measurement categories:
•financial liabilities at FVPL; and
•financial liabilities at amortized cost.

In accordance with the Company's accounting policy and IAS 32, convertible bonds are separated into financial liabilities or equity instruments based on the substance of the contractual terms. A convertible bond is classified as a financial liability if it includes a contractual obligation to deliver cash or another financial asset or when the conversion option includes a contractual obligation for the company to deliver a variable number of its own equity instruments. However, if the bond includes a conversion feature that allows the holder to convert it into a fixed number of the Company’s own equity instruments and does not contain an obligation to deliver cash or financial asset, it is classified as an equity instrument.
The Group’s financial liabilities include trade and other payables, borrowings including bank overdrafts, and derivative financial instruments.
Initial measurement
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
Subsequent measurement
For purposes of subsequent measurement, financial liabilities are classified in two categories:
•financial liabilities at FVPL; and
•financial liabilities at amortized cost.
Financial liabilities at FVPL
Financial liabilities at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognized in the consolidated statement of profit or loss.
This category includes derivative liabilities relating to Power Purchase Agreements (PPAs) and warrant liabilities which are presented under non-current or current liabilities, depending on their respective maturity.
Financial liabilities at amortized cost
This is the category most relevant to the Group and consists of borrowings and trade and other payables.
Trade and other payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are subsequently measured at amortized cost using the EIR method.
Borrowings
After initial recognition, borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the consolidated statement of profit or loss when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included within finance income/(costs) in the consolidated statement of profit or loss.
Fees paid on the establishment of borrowings and commitment fees paid on the unused part of the facility are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of profit or loss.
Derivatives
The Group uses derivative financial instruments, interest rate caps to hedge its interest rate risks and derivative liabilities relating to PPAs to hedge its price risk. Derivatives are initially recognized at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. The Group does not apply hedge accounting. Therefore, changes in the fair value of the Group’s derivative financial instruments are recognized immediately in the consolidated statement of profit or loss and are included in finance income/(costs) for interest rate caps and in other income/(expenses) for derivative liabilities relating to PPAs.
Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.
Fair value measurement
2.7.17 Fair value measurement
The Group measures financial instruments such as derivatives, debt and FVOCI equity instruments at fair value at the end of each reporting period.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or, in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
•Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Cash and cash equivalents
2.7.18 Cash and cash equivalents
Cash and cash equivalents include cash in hand, cash at banks, and deposits held at call with financial institutions. Bank overdrafts are shown within borrowings in current liabilities in the consolidated statement of financial position.
Equity
2.7.19 Equity
Share capital
The Company’s share capital consists of ordinary shares, which are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Reserves
Reserves include the following:
(i)Legal reserve for capitalized development costs
A legal reserve has been recognized within equity with regard to the capitalized development costs of the Group’s internally developed EV Cloud platform in accordance with article 2:365.2 of the Dutch Civil Code. The legal reserve is reduced as the capitalized development costs are amortized. Additions and releases from the legal reserve are recorded through accumulated deficit.
(ii)Foreign currency translation reserve
The foreign currency translation reserve includes the cumulative exchange differences that result from the translation of the financial statements of the Group’s foreign operations.
(iii)Reserve for financial assets at FVOCI
The reserve for financial assets at FVOCI includes changes in the fair value of certain investments in equity securities in OCI. The group transfers amounts from this reserve to accumulated deficit when the relevant equity securities are derecognized.

Profit (loss) per share
2.7.20 Profit/(loss) per share
Basic profit/(loss) per share is calculated by dividing the profit/(loss) attributable to owners of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year.
Diluted profit/(loss) per share adjusts the figures used in the determination of basic profit/(loss) per share to take into account the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. Potentially dilutive securities are excluded from the computation of diluted profit/(loss) per share if their inclusion is anti-dilutive (for example, if it would result in a lower profit/(loss) per share).

Provisions and contingencies
2.7.21 Provisions and contingencies
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount can be reliably measured. Provisions are not recognized for future operating losses.
Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received, and the amount of the receivable can be measured reliably. The expense relating to a provision is presented in the consolidated statement of profit or loss net of any reimbursement.
Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense, presented within finance income/(costs) in the consolidated statement of profit or loss.
Jubilee provisions
The accounting policy for jubilee provisions is described in the employee benefits section.
Restructuring provisions
Restructuring provisions are recognized only when the Group has a constructive obligation, which is when:
•there is a detailed formal plan that identifies the business or part of the business concerned, the location and number of employees affected, the detailed estimate of the associated costs, and the timeline; and
•the employees affected have been notified of the plan’s main features.
The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring, which are those amounts that are both necessarily entailed by the restructuring and not associated with the ongoing activities of the business or part of the business concerned.
Contingent liabilities
Contingent liabilities arise when there is a:
•possible obligation that might, but will probably not require an outflow of resources embodying economic benefits; or
•present obligation that probably requires an outflow of resources embodying economic benefits, but where the obligation cannot be measured reliably; or
•present obligation that might, but will probably not, require an outflow of resources embodying economic benefits.
Contingent liabilities are not recognized in the consolidated statement of financial position, but rather are disclosed, unless the possibility of an outflow is considered remote.
Warranty provisions
A provision for estimated warranty claims is made by the Group in respect of products sold that are under warranty at the end of the reporting period. The provision is based on historical warranty data and the claims are expected to be settled in the next 2 years.

Income tax
2.7.22 Income tax
The income tax expense or credit for the period is the tax payable on the current period’s taxable income or tax receivable on the current period's deductible losses, based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
Current tax
The current income tax charge/credit is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.
Deferred tax
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are carried on the basis of the tax consequences of the realization or settlement of assets, provisions, liabilities or accruals and deferred income as planned by the Group at the reporting date. Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses. In this assessment, the Group includes the availability of deferred tax liabilities, the possibility of planning of fiscal results and the level of future taxable profits in combination with the time and/or period in which the deferred tax assets are realized.
Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
Deferred income tax assets and liabilities are measured at nominal value.
As at December 31, 2024, the Group recorded a deferred tax asset, which relates to the partial recognition of the carried-forward tax losses of the Group’s operations in Germany and to the full recognition of the carried-forward tax losses of the Group's operations in Belgium. The Group expects that future taxable profits will be available against which these unused tax losses can be utilized. These losses can be carried forward indefinitely and have no expiry date.
At each reporting date presented, the Group also had unused tax losses available for carryforward in other jurisdictions where the Group incurred losses in the past for which no deferred tax assets have been recognized. The Group expects that future taxable profits will be available against which these unused tax losses can be utilized before the expiry date. However, the Group has determined that, for those jurisdictions, the threshold for recognizing deferred tax assets in excess of the level of deferred tax liabilities has not been met due to history of losses. Therefore, for those jurisdictions, deferred tax assets have been recognized to the extent that the Group has deferred tax liabilities and no additional deferred tax assets have been recognized for unused tax losses at each reporting date presented.
Management determined the (deferred) tax position of the Group using estimates and assumptions that could result in a different outcome in the tax return filed with the tax authorities and could result in adjustments in subsequent periods.
Current and deferred tax for the year
Current and deferred tax is recognized in the consolidated statement of profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.